Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank	$ 9,352,538	$ 21,756